DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative contracts
Assets	$ 189
Liabilities	(301)
Derivatives designated as hedging instruments:
Derivative contracts
Assets	127	546
Liabilities	(301)	(138)
Derivatives designated as hedging instruments: | Foreign currency forward contracts
Derivative contracts
Notional Amounts		13,044
Assets		205
Derivatives designated as hedging instruments: | Commodity futures contracts, net
Derivative contracts
Notional Amounts	7,868	4,557
Assets	127	341
Liabilities	(301)	(138)
Derivatives not designated as hedging instruments:
Derivative contracts
Assets	62
Derivatives not designated as hedging instruments: | Commodity futures contracts, net
Derivative contracts
Notional Amounts	627
Assets	$ 62